Employee Retirement Plans - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 MultiEmployerPensionPlan	Dec. 31, 2013 Employees MultiEmployerPensionPlan	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Minimum requisite service period		1 year
Number of multiemployer pension plans	1	1
Percentage of matching contribution by the employer		4.00%
Unrecognized prior service costs, before tax		$ 200,000	$ 300,000
Unrecognized prior service costs, net of tax		100,000	200,000
Unrecognized actuarial losses, before tax		1,000,000	2,400,000
Unrecognized actuarial losses, net of tax		700,000	1,600,000
Prior service costs expected to be recognized next fiscal year		12,500
Prior service costs expected to be recognized next fiscal year, net of tax		8,500
Actuarial losses expected to be recognized next fiscal year		2,700
Actuarial losses expected to be recognized next fiscal year, net of tax		1,800
Underfunded status of the plans		(5,278,000)	(6,063,000)
Employer contribution in 2014		1,700,000
Accumulated benefit obligation		12,300,000	11,100,000
Weighted average discount rate		3.79%	3.50%
Percentage of insurance contracts financed by employer premiums		90.00%	90.00%
Percentage of insurance contracts financed by employer and employee contribution		10.00%	10.00%
Multiemployer pension plan, number of employees covered		250
Contribution to plans		5.00%	5.00%	5.00%
Minimum employee compensation required under deferred compensation plan		150,000
Amounts payable, including accrued deemed interest		4,600,000
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan participants' contributions, allowed percentage of participants' annual compensation		20.00%
Employer contributions per pay period for certain union hourly employees		91
Plans in red zone		65.00%
Plans in yellow zone		80.00%
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan participants' contributions, allowed percentage of participants' annual compensation		1.00%
Employer contributions per pay period for certain union hourly employees		$ 24
Plans in green zone		80.00%